Label	Element	Value
International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001003239_SupplementTextBlock

SEASONS SERIES TRUST

International Equity Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

(each a “Portfolio,” and collectively, the “Portfolios”)

Supplement to the Statutory Prospectus dated July 29, 2014

The following changes will become effective on or about October 17, 2014:

International Equity Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Portfolio Summary, in the Principal Investment Strategies of the Portfolio, the third paragraph is deleted in its entirety and replaced with the following:

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.